Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Fair value	$ (822)	$ 1,150
Brazilian Reais | Derivative Instrument 1 | Sell
Derivative [Line Items]
Notional amount	1,000	9,000
Fair value	7	474
Brazilian Reais | Derivative Instrument 2 | Sell
Derivative [Line Items]
Notional amount		7,000
Fair value		294
Brazilian Reais | Derivative Instrument 3 | Buy
Derivative [Line Items]
Notional amount		5,000
Fair value		(93)
Brazilian Reais | Derivative Instrument 4 | Buy
Derivative [Line Items]
Notional amount		5,000
Fair value		(104)
Chilean Pesos | Derivative Instrument 2 | Buy
Derivative [Line Items]
Notional amount	3,000
Fair value	34
Chilean Pesos | Derivative Instrument 5 | Buy
Derivative [Line Items]
Notional amount		1,500
Fair value		(9)
Chilean Pesos | Derivative Instrument 6 | Buy
Derivative [Line Items]
Notional amount		1,500
Fair value		(13)
Chilean Pesos | Derivative Instrument 7 | Buy
Derivative [Line Items]
Notional amount		1,500
Fair value		(12)
Colombian Pesos | Derivative Instrument 3 | Sell
Derivative [Line Items]
Notional amount	5,500
Fair value	15
Colombian Pesos | Derivative Instrument 4 | Sell
Derivative [Line Items]
Notional amount	4,700
Fair value	(31)
Colombian Pesos | Derivative Instrument 5 | Sell
Derivative [Line Items]
Notional amount	5,000
Fair value	(24)
Colombian Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount		5,300
Fair value		394
Mexican Pesos | Derivative Instrument 6 | Sell
Derivative [Line Items]
Notional amount	6,200
Fair value	(94)
Mexican Pesos | Derivative Instrument 9 | Sell
Derivative [Line Items]
Notional amount		4,000
Fair value		74
Mexican Pesos | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount		6,000
Fair value		61
Mexican Pesos | Derivative Instrument 11 | Sell
Derivative [Line Items]
Notional amount		4,000
Fair value		56
Mexican Pesos | Derivative Instrument 12 | Sell
Derivative [Line Items]
Notional amount		1,500
Fair value		$ 28
Uruguay Pesos | Derivative Instrument 7 | Sell
Derivative [Line Items]
Notional amount	1,000
Fair value	15
Uruguay Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount	1,000
Fair value	(31)
Peruvian pesos | Derivative Instrument 9 | Sell
Derivative [Line Items]
Notional amount	500
Fair value	(4)
Peruvian pesos | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount	1,000
Fair value	(7)
Argentine pesos | Derivative Instrument 11 | Buy
Derivative [Line Items]
Notional amount	15,000
Fair value	$ (702)